Cover Page	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	Axovant Gene Therapies Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37418
Entity Tax Identification Number	98-1333697
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Country Region	1
City Area Code	833
Local Phone Number	296 8268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.00001 per share
Trading Symbol	AXGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001636050